Segment Information - Schedule of Geographical Segment Analysis (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure of geographical areas [line items]
Revenue	₨ 835,446	$ 11,082	₨ 909,012	₨ 909,549
India [member]
Disclosure of geographical areas [line items]
Revenue	542,256	7,193	591,599	525,562
China [member]
Disclosure of geographical areas [line items]
Revenue	26,942	357	37,868	83,871
UAE [member]
Disclosure of geographical areas [line items]
Revenue	8,201	109	10,150	34,567
Malaysia [member]
Disclosure of geographical areas [line items]
Revenue	76,479	1,014	48,657	53,092
Others [member]
Disclosure of geographical areas [line items]
Revenue	₨ 181,568	$ 2,409	₨ 220,738	₨ 212,457